AMERICAN PERFORMANCE FUNDS

Supplement dated September 4, 2007
to the
Equity Funds Prospectus
(No-Load Investor Shares, Institutional Shares)
dated January 1, 2007

This Supplement provides updated information regarding portfolio managers and supersedes any information to the contrary in the Equity Funds Prospectus dated January 1, 2007.

Change in Portfolio Manager

Effective immediately, Jean-Claude G. Gruet no longer serves as a portfolio manager of the Balanced and U.S. Tax-Efficient Large Cap Equity Funds. Accordingly, all references to Mr. Gruet in the Prospectus should be disregarded.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE.

APF-SP-E-0907

AMERICAN PERFORMANCE FUNDS
Supplement dated September 4, 2007
to the
Bond Funds and Equity Funds Statement of Additional Information
dated January 1, 2007, as amended August 14, 2007
This Supplement provides updated information regarding portfolio managers and supersedes any information to the contrary in the Statement of Additional Information dated January 1, 2007, as amended August 14, 2007.
Change in Portfolio Manager
Effective immediately, Jean-Claude G. Gruet no longer serves as a portfolio manager of the Balanced and U.S. Tax-Efficient Large Cap Equity Funds. Accordingly, all references to Mr. Gruet in the Statement of Additional Information should be disregarded.
SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
STATEMENT OF ADDITIONAL INFORMATION
FOR FUTURE REFERENCE.
APFSP-SAEB0907